Schedule of Investments

ARK Innovation ETF

April 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%

Automobiles - 10.5%
Tesla, Inc.*	3,436,145	$2,437,738,709

Biotechnology - 18.3%
Beam Therapeutics, Inc.*†	3,876,714	317,890,548
CRISPR Therapeutics AG (Switzerland)*†	4,957,556	650,778,376
Editas Medicine, Inc.*†	5,435,312	201,160,897
Exact Sciences Corp.*	5,310,280	700,001,110
Fate Therapeutics, Inc.*	3,126,005	273,181,577
Intellia Therapeutics, Inc.*†	5,272,940	404,803,604
Invitae Corp.*†	14,256,050	497,536,145
Iovance Biotherapeutics, Inc.*†	11,332,894	356,306,187
Organovo Holdings, Inc.*	100,967	862,258
Regeneron Pharmaceuticals, Inc.*	217,284	104,578,789
Seres Therapeutics, Inc.*†	6,564,142	136,599,795
Syros Pharmaceuticals, Inc.*†	4,129,161	24,940,133
Twist Bioscience Corp.*†	2,576,973	345,804,007
Veracyte, Inc.*†	3,953,691	196,696,127
Total Biotechnology		4,211,139,553

Capital Markets - 3.4%
Coinbase Global, Inc., Class A*	1,839,297	547,448,359
Intercontinental Exchange, Inc.	2,024,919	238,353,216
Total Capital Markets		785,801,575

Consumer Finance - 0.8%
LendingTree, Inc.*†	941,555	194,421,692

Diversified Consumer Services - 1.1%
2U, Inc.*†	6,578,346	258,200,081

Diversified Telecommunication - 1.3%
Iridium Communications, Inc.*†	8,137,299	309,135,989

Electronic Equipment, Instruments & Components - 0.5%
Trimble, Inc.*	1,431,026	117,344,132

Entertainment - 12.1%
HUYA, Inc. (China)*†(a)	5,618,054	98,990,111
Nintendo Co. Ltd. (Japan)(a)	4,783,522	343,887,396
Roku, Inc.*	3,372,164	1,156,551,087
Sea Ltd. (Taiwan)*(a)	1,391,290	351,356,377
Skillz, Inc.*	5,161,620	90,431,582
Spotify Technology SA*	3,046,480	768,078,538
Total Entertainment		2,809,295,091

Health Care Equipment & Supplies - 0.4%
Cerus Corp.*†	15,567,763	94,963,354

Health Care Technology - 6.3%
Teladoc Health, Inc.*†	8,405,387	1,448,668,449

Hotels Restaurants & Leisure - 1.0%
DraftKings, Inc., Class A*	3,895,841	220,738,351

Interactive Media & Services - 8.8%
Baidu, Inc. (China)*(a)	3,429,677	721,363,964
Tencent Holdings Ltd. (China)(a)	3,229,529	257,264,280
Twitter, Inc.*	4,491,079	247,997,382
Zillow Group, Inc., Class C*	6,260,458	814,610,795
Total Interactive Media & Services		2,041,236,421

IT Services - 11.2%
Shopify, Inc., Class A (Canada)*	698,490	825,971,410
Square, Inc., Class A*	4,583,988	1,122,251,942
Twilio, Inc., Class A*	1,752,178	644,451,068
Total IT Services		2,592,674,420

Life Sciences Tools & Services - 4.2%
10X Genomics, Inc., Class A*	2,296,655	454,278,359
Berkeley Lights, Inc.*	2,409,748	118,342,724
Compugen Ltd. (Israel)*†	8,190,390	70,683,066
NanoString Technologies, Inc.*	1,918,516	152,848,170
Pacific Biosciences of California, Inc.*	5,926,519	176,906,592
Total Life Sciences Tools & Services		973,058,911

Machinery - 1.3%
PACCAR, Inc.	288,195	25,902,967
Proto Labs, Inc.*†	2,539,317	284,555,863
Total Machinery		310,458,830

Pharmaceuticals - 0.9%
Novartis AG (Switzerland)(a)	2,552,947	217,613,202

Real Estate Management & Development - 1.4%
KE Holdings, Inc. (China)*(a)	6,265,511	326,119,848

Road & Rail - 0.6%
TuSimple Holdings, Inc., Class A*	3,311,870	127,275,164

Semiconductors & Semiconductor Equipment - 0.9%
Teradyne, Inc.	1,616,844	202,234,848

Software - 13.1%
DocuSign, Inc.*	2,363,809	526,987,578
Materialise NV (Belgium)*†(a)	4,710,209	140,929,453
PagerDuty, Inc.*†	6,167,865	261,887,548
Palantir Technologies, Inc., Class A*	14,913,552	343,608,238
Synopsys, Inc.*	874,939	216,162,429
UiPath, Inc., Class A*	1,485,185	106,933,320
Unity Software, Inc.*	6,124,003	622,076,225
Zoom Video Communications, Inc., Class A*	2,457,747	785,422,209
Total Software		3,004,007,000

Technology Hardware, Storage & Peripherals - 1.9%
Pure Storage, Inc., Class A*†	15,870,566	320,902,845
Stratasys Ltd.*†	5,287,744	118,498,343
Total Technology Hardware, Storage & Peripherals		439,401,188
Total Common Stocks (Cost $20,867,536,627)		23,121,526,808

MONEY MARKET FUND–0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (b) (Cost $22,917,972)	22,917,972	22,917,972

Total Investments–100.1% (Cost $20,890,454,599)		23,144,444,780
Liabilities in Excess of Other Assets–(0.1)%		(14,264,928)
Net Assets–100.0%		$23,130,179,852

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended April 30, 2021 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021
Common Stocks — 29.1%
Biotechnology — 13.6%
Beam Therapeutics, Inc.
–	364,926,256	(38,325,388)	4,216,433	(12,926,753)	–	–	3,876,714	317,890,548
CRISPR Therapeutics AG
349,654,719	264,962,659	(242,697,067)	132,419,579	146,438,486	–	–	4,957,556	650,778,376
Editas Medicine, Inc.
167,727,632	53,413,124	(95,485,508)	49,473,077	26,032,572	–	–	5,435,312	201,160,897
Intellia Therapeutics, Inc.
124,058,583	–	(99,429,559)	72,390,703	307,783,877	–	–	5,272,940	404,803,604
Invitae Corp.
436,592,122	124,412,348	(170,763,443)	118,369,151	(11,074,033)	–	–	14,256,050	497,536,145
Iovance Biotherapeutics, Inc.
111,737,202	405,347,355	(91,467,274)	11,959,804	(81,270,900)	–	–	11,332,894	356,306,187
Seres Therapeutics, Inc.
31,255,090	80,085,762	(118,419,577)	40,808,277	102,870,243	–	–	6,564,142	136,599,795
Syros Pharmaceuticals, Inc.
52,386,859	14,833,590	(19,134,188)	(7,077,290)	(16,068,838)	–	–	4,129,161	24,940,133
Twist Bioscience Corp.
57,775,335	271,958,960	(79,393,137)	54,619,689	40,843,160	–	–	2,576,973	345,804,007
Veracyte, Inc.
111,568,341	80,952,028	(58,690,889)	42,901,859	19,964,788	–	–	3,953,691	196,696,127
Consumer Finance — 0.8%
LendingTree, Inc.
224,789,652	187,805,535	(84,275,531)	5,195,294	(139,093,258)	–	–	941,555	194,421,692
Diversified Consumer Services — 1.1%
2U, Inc.
288,737,750	93,515,725	(77,114,835)	43,723,458	(90,662,017)	–	–	6,578,346	258,200,081
Diversified Telecommunication — 1.3%
Iridium Communications, Inc.
73,837,798	293,137,508	(72,058,217)	23,619,191	(9,400,291)	–	–	8,137,299	309,135,989
Entertainment — 0.4%
HUYA, Inc.
71,876,179	91,855,010	(31,599,409)	3,377,881	(36,519,550)	–	–	5,618,054	98,990,111
Health Care Equipment & Supplies — 0.4%
Cerus Corp.
110,213,187	28,115,213	(25,527,967)	8,363,957	(26,201,036)	–	–	15,567,763	94,963,354
Health Care Technology — 6.3%
Teladoc Health, Inc.
–	1,998,168,672	(281,793,963)	24,424,830	(292,131,090)	–	–	8,405,387	1,448,668,449
Life Sciences Tools & Services — 0.3%
Compugen Ltd.
142,266,832	41,789,751	(49,198,016)	8,095,543	(72,271,044)	–	–	8,190,390	70,683,066
Machinery — 1.2%
Proto Labs, Inc.
218,068,251	205,119,051	(107,520,324)	37,737,468	(68,848,583)	–	–	2,539,317	284,555,863
Software — 1.8%
Materialise NV
90,286,259	96,087,427	(76,907,484)	37,615,393	(6,152,142)	–	–	4,710,209	140,929,453
PagerDuty, Inc.
107,564,804	115,205,692	(63,709,234)	35,982,729	66,843,557	–	–	6,167,865	261,887,548
Technology Hardware, Storage & Peripherals — 1.9%
Pure Storage, Inc.
145,380,257	263,702,845	(152,440,061)	34,754,624	29,505,180	–	–	15,870,566	320,902,845
Stratasys Ltd.
114,094,825	–	(67,751,743)	23,400,752	48,754,509	–	–	5,287,744	118,498,343
$3,029,871,677	$5,075,394,511	$(2,103,702,814)	$806,372,402	$(73,583,163)	$–	$–	150,369,928	$6,734,352,613

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2021.

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2021 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2021, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$23,121,526,808	$–	$–	$23,121,526,808
Money Market Fund	22,917,972	–	–	22,917,972
Total	$23,144,444,780	$–	$–	$23,144,444,780

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.